Unrealized Gains Losses on Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Income tax benefit (expense)			$ (3)	$ (2)	$ (10)
Amounts reclassified from accumulated other comprehensive income net of tax	(1)		(3)	(11)
Unrealized gain (loss) on derivative instruments, net of tax	3	2	3	10	9
Net Unrealized Gain (Loss) on Derivative Instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Unrealized gain (loss) on derivative instruments and other	2	1		(1)	(13)
Gain (loss) on derivatives reclassified into income	1	2	6	13	32
Income tax benefit (expense)		(1)	(3)	(2)	(10)
Amounts reclassified from accumulated other comprehensive income net of tax	1	1	3	11	22
Unrealized gain (loss) on derivative instruments, net of tax	3	2	3	10	9
Net Unrealized Gain (Loss) on Derivative Instruments | Interest rate contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Gain (loss) on derivatives reclassified into income	2	3	6	10	34
Net Unrealized Gain (Loss) on Derivative Instruments | Forward currency hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Gain (loss) on derivatives reclassified into income	$ (1)	$ (1)		$ 3	$ (2)